Report Of The Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by geographical region (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [line items]
Financial assets	$ 2,621,427	$ 2,471,203
Trading assets	254,271	238,130
Derivatives	242,995	207,825
Financial investments at amortised cost	436,959	404,111
Other financial assets	12,006	10,086
Total assets	2,715,152	2,558,124		$ 2,521,771
Liabilities under insurance contracts	93,847	84,824
Deferred tax	3,375	2,619
Other liabilities	18,844	20,218
Total liabilities	2,522,484	2,363,875
Total equity	192,668	194,249	$ 196,224	$ 197,871	$ 182,578
Total liabilities and equity	2,715,152	2,558,124
Insurance Manufacturing Subsidiaries
Disclosure of types of insurance contracts [line items]
Financial assets	107,045	96,744
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	34,278	29,242
Derivatives	208	237
Financial investments at amortised cost	52,829	49,413
Financial investments at fair value through other comprehensive income	14,028	13,334
Other financial assets	5,702	4,518
Reinsurance assets	3,844	2,692
PVIF	8,945	7,149
Other assets and investment properties	3,310	3,360
Total assets	123,144	109,945
Liabilities under investment contracts designated at fair value	5,892	5,458
Liabilities under insurance contracts	97,439	87,330
Deferred tax	1,523	1,266
Other liabilities	4,410	3,659
Total liabilities	109,264	97,713
Total equity	13,879	12,232
Total liabilities and equity	123,143	109,945
Insurance Manufacturing Subsidiaries | Europe
Disclosure of types of insurance contracts [line items]
Financial assets	31,613	28,631
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,490	13,142
Derivatives	84	121
Financial investments at amortised cost	100	296
Financial investments at fair value through other comprehensive income	13,071	12,453
Other financial assets	2,868	2,619
Reinsurance assets	237	249
PVIF	945	832
Other assets and investment properties	1,085	1,053
Total assets	33,880	30,765
Liabilities under investment contracts designated at fair value	1,139	780
Liabilities under insurance contracts	28,437	26,375
Deferred tax	229	209
Other liabilities	2,212	1,690
Total liabilities	32,017	29,054
Total equity	1,862	1,711
Total liabilities and equity	33,879	30,765
Insurance Manufacturing Subsidiaries | Asia
Disclosure of types of insurance contracts [line items]
Financial assets	74,237	66,793
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	18,562	15,744
Derivatives	124	116
Financial investments at amortised cost	52,186	48,595
Financial investments at fair value through other comprehensive income	582	440
Other financial assets	2,783	1,868
Reinsurance assets	3,604	2,438
PVIF	7,841	6,195
Other assets and investment properties	2,176	2,280
Total assets	87,858	77,706
Liabilities under investment contracts designated at fair value	4,753	4,678
Liabilities under insurance contracts	67,884	59,829
Deferred tax	1,275	1,050
Other liabilities	2,172	1,911
Total liabilities	76,084	67,468
Total equity	11,774	10,238
Total liabilities and equity	87,858	77,706
Insurance Manufacturing Subsidiaries | Latin America
Disclosure of types of insurance contracts [line items]
Financial assets	1,195	1,320
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	226	326
Derivatives	0	0
Financial investments at amortised cost	543	522
Financial investments at fair value through other comprehensive income	375	441
Other financial assets	51	31
Reinsurance assets	3	5
PVIF	159	122
Other assets and investment properties	49	27
Total assets	1,406	1,474
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	1,118	1,126
Deferred tax	19	7
Other liabilities	26	58
Total liabilities	1,163	1,191
Total equity	243	283
Total liabilities and equity	$ 1,406	$ 1,474